UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2016

Item #1. Reports to Stockholders.

INDEX	The E-Valuator Very Conservative RMS Fund
The E-Valuator Conservative RMS Fund
The E-Valuator Tactically Managed RMS Fund
The E-Valuator Moderate RMS Fund
The E-Valuator Growth RMS Fund
The E-Valuator Aggressive Growth RMS Fund
(collectively, the “E-Valuator Funds”)

For the period May 26, 2016* through September 30, 2016 *Inception date.

Annual Report

THE E-VALUATOR FUNDS

The E-Valuator Very Conservative RMS Fund

The E-Valuator Conservative RMS Fund

The E-Valuator Tactically Managed RMS Fund

The E-Valuator Moderate RMS Fund

The E-Valuator Growth RMS Fund

The E-Valuator Aggressive Growth RMS Fund

Table of Contents
September 30, 2016

The E-Valuator Very Conservative RMS Fund
As of September 30, 2016

Investor Share: EVVCX
Institutional Share: EVVLX

For the fiscal period ending September 30, 2016, the underlying allocation to money market was adjusted down from approx. 40% to approx. 17%. The allocation to Equities continues in the 13% -14% range of The E-Valuator Very Conservative RMS Fund’s (the “Fund”) assets, leaving the remaining underlying investments (approximately 70%) to be invested across a variety of fixed income (bonds) instruments.

Being a Risk Managed Strategy (RMS) fund, with risk and volatility management having an elevated perspective in the asset allocation and selection of the underlying investments, alterations made in Q3, 2016, contributed to suitable standard deviation level of 2.48% for 1-Year and 2.19% for 3-Years, well within the risk management parameters established for this Fund.

As of September 30, 2016, this Fund posted the following performance relative to popular indexes and it’s Morningstar Category:

	Rate-of-Return*			Standard Deviation*

	3-Month	1-Year	3-Year
	Total Return	Total Return	Annualized	1-Year	3-Year

Institutional Share (EVVLX)	.89%	4.18%	2.77%	2.48%	2.19%
Investor Share (EVVCX)	.80%	3.78%	2.40%	2.48%	2.19%
	Indexes

U.S. Fund–Money Market	.03%	.07%	.03%	.02%	.01%
Barclay’s Aggregate Bond	.46%	5.19%	4.03%	2.35%	2.61%
S&P 500	3.85%	15.43%	11.16%	12.46%	10.83%
MSCI EAFE	5.80%	3.48%	-2.18%	14.92%	12.51%
Morningstar Category: 15%-30% Equity	1.71%	6.61%	3.24%	4.48%	3.95%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

Currently, we believe the Fund is being inappropriately categorized by Morningstar by placing it in their 15% - 30% Equity Asset Allocation category. The Fund has less than 15% of its assets invested in equity assets and has reached out to Morningstar for re-categorization only to discover Morningstar did not create a category for asset allocation funds with Less than 15% (<15%) of the

The E-Valuator Very Conservative RMS Fund
As of September 30, 2016

assets in equities. Therefore, Morningstar is comparing the performance of this Very Conservative investment to other investments that may hold up to 30% of their assets invested in equities. This explains why the Fund’s rates-of-return lag the Morningstar peer group, and also explains why the Fund’s 3-Year standard deviation is over 40% below the Morningstar category.

The fixed income allocation took advantage of the performance driven by high yield bonds, bank loans, and convertible bonds. The equity component of this Fund is skewed to large cap, domestic stocks that generated a positive return this quarter.

Even though we believe the Fund is a strategic asset allocation fund (not a tactically managed fund), the Fund will continue to closely monitor any potential dislocation in the markets that may create investment opportunities out of the Presidential election in November and/or a potential rate increase by the Federal Reserve in December. However, any potential moves that may be taken will be executed if there is little to no anticipated disruption to the Fund’s volatility.

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2016 (unaudited)

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Institutional Shares
The E-Valuator Very Conservative RMS Fund vs. The Barclays Aggregate Bond Index

	Institutional Shares
	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception* 02/29/12 to 09/30/16

The E-Valuator Very Conservative RMS Fund:	1.49%	2.77%
Barclays Aggregate Bond Index:	2.27%	2.93%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Past performance is not predictive of future performance.

The Barclays Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Investor Shares
The E-Valuator Very Conservative RMS Fund vs. The Barclays Aggregate Bond Index

	Investor Shares
	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception* 02/29/12 to 09/30/16

The E-Valuator Very Conservative RMS Fund:	1.29%	2.40%
Barclays Aggregate Bond Index:	2.27%	2.93%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Past performance is not predictive of future performance.

The Barclays Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2016

Number of Shares	Security Description	% of Net Assets	Fair Value

	EXCHANGE TRADED FUNDS	16.91%

	AGGREGATE BOND	10.99%
25,354	Guggenheim Enhanced Short Duration ETF		$1,272,771
8,862	Schwab U.S. Aggregate Bond ETF		475,624

			1,748,395

	CONVERTIBLE BOND	1.01%
3,475	SPDR Bloomberg Barclays Convertible Securities ETF		161,101

	LARGE CAP	0.99%
3,459	Schwab U.S. Large-Cap Value ETF		157,592

	MUNICIPALS	2.96%
15,012	PowerShares Build America Bond Portfolio		471,227

	REAL ESTATE	0.96%
1,751	Vanguard REIT ETF		151,882

	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $2,674,757)	16.91%	$2,690,197

	MUTUAL FUNDS	65.81%

	AGGREGATE BOND	22.95%
31,875	JPMorgan Unconstrained Debt Fund Institutional Class		$318,432
124,295	Northern Ultra-Short Fixed Income Fund Retail Class		1,270,299
26,560	PIMCO Income Fund Institutional Class		319,246
40,088	Vanguard Intermediate-Term Bond Index Fund Institutional Class		475,039
117,733	Vanguard Short-Term Investment-Grade Fund Institutional Class		1,269,166

			3,652,182

	BANK LOANS	3.00%
49,007	Goldman Sachs High Yield Floating Rate Fund Institutional Class		477,324

	BLEND LARGE CAP	2.99%
3,106	Fidelity 500 Index Fund Retail Class		238,073
1,202	Vanguard Institutional Index Fund Institutional Class		238,082

			476,155

	CONVERTIBLE	1.01%
8,600	Franklin Convertible Securities Fund Class R6		160,221

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number of Shares	Security Description	% of Net Assets	Fair Value

	FIXED INCOME DIVERSIFIED	2.00%
33,947	Manning & Napier Fund Inc - Unconstrained Bond Series Retail Class		$318,760

	FOREIGN AGGREGATE BOND	7.96%
55,268	AB Global Bond Fund Inc Advisor Class		474,202
23,149	Capital World Bond Fund Retail Class		475,713
48,477	John Hancock Income Fund Institutional Class		316,554

			1,266,469

	FOREIGN GROWTH	1.01%
4,260	American New Perspective Fund Retail Class		159,795

	HIGH YIELD BOND	6.02%
163,127	Vanguard High-Yield Corporate Fund Institutional Class		957,556

	INTERMEDIATE CORPORATE BOND	1.99%
13,145	Vanguard Intermediate-Term Corporate Bond Index Fund Retail Class		316,146

	MODERATE ALLOCATION	3.98%
6,357	American Balanced Fund Retail Class		158,740
5,365	American Capital Income Builder Retail Class		316,098
6,496	Vanguard LifeStrategy Moderate Growth Fund Investor Class		159,088

			633,926

	REAL ESTATE	.96%
4,198	DFA Real Estate Securities Portfolio Institutional Class		152,977

	SHORT TERM CORPORATE BOND	7.96%
57,903	Vanguard Short-Term Corporate Bond Index Fund Retail Class		1,266,912
	THEMATIC SECTOR	1.00%
13,087	Northern Global Sustainability Index Fund Retail Class		159,144

	VALUE BROAD MARKET	1.00%
4,346	American Funds - Investment Company of America Retail Class		159,202

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number of Shares	Security Description	% of Net Assets	Fair Value

	VALUE LARGE CAP	1.98%
3,866	American Washington Mutual Investors Fund Retail Class		$157,351
4,651	Vanguard Value Index Fund Institutional Class		157,847

			315,198

	TOTAL MUTUAL FUNDS
	(Cost: $10,377,727)	65.81%	$10,471,967

	MONEY MARKET FUNDS	17.23%
41,485	Federated Institutional Prime Obligation Fund 0.38%*		$41,485
2,700,265	Vanguard Treasury Money Market Fund Institutional Class 0.26%*		2,700,265

	(Cost: $2,741,750)		2,741,750

	TOTAL INVESTMENTS	99.95%
	(Cost: $15,794,234)		15,903,914
	Other assets, net of liabilities	0.05%	7,502

	NET ASSETS	100.00%	$15,911,416

*	Effective 7 day yield as of September 30, 2016

See Notes to Financial Statements

The E-Valuator Conservative RMS Fund
As of September 30, 2016

Investor Share: EVFCX
Institutional Share: EVCLX

For the fiscal period ending September 30, 2016, the underlying allocation of The E-Valuator Conservative RMS Fund (the “Fund”) remained consistent with the previous quarter with approx. 8% dedicated to money market to help preserve principal; approx. 66% dedicated to fixed income (bonds) to generate current income and the remaining approx. 26% was dedicated equities to outpace inflation. The equity component was split between large cap equity (19% domestic and 3% foreign) and approx. 4% to domestic mid cap.

Being a Risk Managed Strategy (RMS) fund, with risk and volatility management having an elevated perspective in the asset allocation and selection of the underlying investments, the standard deviation level of 4.91% for 1-Year and 4.31% for 3-Years are well within the risk management parameters established for this Fund.

As of September 30, 2016, this Fund posted the following performance relative to popular indexes and it’s Morningstar Category:

	Rate-of-Return*			Standard Deviation*

	3-Month Total Return	1-Year Total Return	3–Year Annualized	1–Year	3–Year

Institutional Share (EVCLX)	1.69%	6.62%	4.32%	4.91%	4.31%
Investor Share (EVFCX)	1.59%	6.36%	3.99%	4.91%	4.31%
	Indexes

U.S. Fund–Money Market	.03%	.07%	.03%	.02%	.01%
Barclay’s Aggregate Bond	.46%	5.19%	4.03%	2.35%	2.61%
S&P 500	3.85%	15.43%	11.16%	12.46%	10.83%
MSCI EAFE	5.80%	3.48%	-2.18%	14.92%	12.51%
Morningstar Category: 15%-30% Equity	1.71%	6.61%	3.24%	4.48%	3.95%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The E-Valuator Conservative RMS Fund
As of September 30, 2016

Initially, we believe the Fund was inappropriately categorized by Morningstar when they placed it in their 30% - 50% Equity Asset Allocation category. The Fund has less than 30% of its assets invested in equity assets and reached out to Morningstar for re-categorization into the 15% - 30% Equity peer group. Morningstar agreed to re-categorize the Fund into the requested peer group.

The fixed income allocation took advantage of the performance driven by high yield bonds, bank loans, and convertible bonds. The equity component of this Fund is skewed to large cap, domestic stocks that generated a positive return this quarter.

Even though we believe the Fund is a Strategic Asset Allocation fund (not a Tactically managed fund), the Fund will continue to closely monitor any potential dislocation in the markets that may create investment opportunities out of the Presidential election in November and/or a potential rate increase by the Federal Reserve in December. However, any potential moves that may be taken will be executed if there is little to no anticipated disruption to the Fund’s volatility.

THE E-VALUATOR CONSERVATIVE RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2016 (unaudited)

THE E-VALUATOR CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Institutional Shares
The E-Valuator Conservative RMS Fund vs. The Barclays Aggregate Bond Index

	Institutional Shares
	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception* 02/29/12 to 09/30/16

The E-Valuator Conservative RMS Fund:	2.50%	5.31%
Barclays Aggregate Bond Index:	2.27%	2.93%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Past performance is not predictive of future performance.

The Barclays Aggregate Bond Index measures the performance of the U.S investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Investor Shares
The E-Valuator Conservative RMS Fund vs. The Barclays Aggregate Bond Index

	Investor Shares
	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception* 02/29/12 to 09/30/16

The E-Valuator Conservative RMS Fund:	2.39%	5.04%
Barclays Aggregate Bond Index:	2.27%	2.93%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Past performance is not predictive of future performance.

The Barclays Aggregate Bond Index measures the performance of the U.S investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2016

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	22.16%

	AGGREGATE BOND	8.91%
48,508	Guggenheim Enhanced Short Duration ETF		$2,435,102
36,214	Schwab U.S. Aggregate Bond ETF		1,943,605

			4,378,707

	CONVERTIBLE BOND	1.98%
21,018	SPDR Bloomberg Barclays Convertible Securities ETF		974,394

	LARGE CAP	2.94%
4,318	iShares Russell Top 200 Growth ETF		241,203
2,298	SPDR S&P 500 Growth ETF		241,819
21,101	Schwab U.S. Large-Cap Value ETF		961,362

			1,444,384

	MID-CAP	2.95%
5,297	WisdomTree MidCap Dividend Fund		481,391
1,887	SPDR S&P 400 Mid CapGrowth ETF		240,687
5,567	Schwab U.S. Mid-Cap ETF		242,276
5,183	Vanguard Mid-Cap Value ETF		484,973

			1,449,327

	MUNICIPALS	3.93%
61,504	PowerShares Build America Bond Portfolio		1,930,611

	REAL ESTATE	1.45%
8,203	Vanguard REIT ETF		711,528

	TOTAL EXCHANGE TRADED FUNDS
	Cost: ($10,662,018)	22.16%	$10,888,951

	MUTUAL FUNDS	68.58%

	AGGREGATE BOND	17.32%
73,242	JPMorgan Unconstrained Debt Fund
	Institutional Class		$731,689
190,362	Northern Ultra-Short Fixed Income Fund Retail Class		1,945,497
122,042	PIMCO Income Fund Institutional Class		1,466,948
225,324	Vanguard Short-Term Investment-Grade Fund
	Institutional Class		2,428,991
163,842	Vanguard Intermediate-Term Bond Index Fund
	Institutional Class		1,941,527

			8,514,652

THE E-VALUATOR CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BANK LOANS	1.98%
99,980	Goldman Sachs High Yield Floating Rate Fund
	Institutional Class		$973,802

	BLEND LARGE CAP	1.97%
6,307	Fidelity 500 Index Fund Retail Class		483,389
2,441	Vanguard Institutional Index Fund Institutional Class		483,477

			966,866

	BLEND MID CAP	0.50%
6,879	Vanguard Mid-Cap Index Fund Institutional Class		243,600

	CONVERTIBLE	1.97%
52,044	Franklin Convertible Securities Fund Class R6		969,580

	FIXED INCOME DIVERSIFIED	1.49%
77,869	Manning & Napier Fund Inc - Unconstrained Bond
	Series Retail Class		731,192

	FOREIGN AGGREGATE BOND	10.34%
169,518	AB Global Bond Fund Inc Advisor Class		1,454,467
70,385	Capital World Bond Fund Retail Class		1,446,418
333,662	John Hancock Income Fund Institutional Class		2,178,811

			5,079,696

	FOREIGN BLEND	0.99%
41,252	DFA International Core Equity Institutional Class		486,365

	FOREIGN GROWTH	1.98%
25,931	American New Perspective Fund Retail Class		972,665

	GROWTH BROAD MARKET	0.99%
17,603	American AMCAP Fund Retail Class		485,304

	GROWTH LARGE CAP	0.98%
8,371	Vanguard Growth Index Fund Retail Class		483,986

	HIGH YIELD BOND	5.95%
498,163	Vanguard High-Yield Corporate Fund
	Institutional Class		2,924,216

	INTERMEDIATE CORPORATE BOND	2.96%
60,403	Vanguard Intermediate-Term Corporate Bond Index
	Fund Retail Class		1,452,702

THE E-VALUATOR CONSERVATIVE RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MODERATE ALLOCATION	7.88%
58,163	American Balanced Fund Retail Class		$1,452,323
16,362	American Capital Income Builder Retail Class		964,078
59,459	Vanguard LifeStrategy Moderate Growth Fund
	Investor Class		1,456,161

			3,872,562

	REAL ESTATE	1.46%
19,637	DFA Real Estate Securities Portfolio Institutional Class		715,555

	SHORT TERM CORPORATE BOND	4.93%
110,845	Vanguard Short-Term Corporate Bond Index
	Fund Retail Class		2,425,290

	THEMATIC SECTOR	0.98%
39,807	Northern Global Sustainability Index Fund
	Retail Class		484,048

	VALUE BROAD MARKET	0.98%
13,189	American Funds - Investment Company of
	America Retail Class		483,116

	VALUE LARGE CAP	2.94%
11,788	American Washington Mutual Investors Fund
	Retail Class		479,788
28,462	Vanguard Value Index Fund Institutional Class		966,004

			1,445,792

	TOTAL MUTUAL FUNDS
	Cost: ($33,118,017)	68.58%	33,710,989

	MONEY MARKET FUNDS	9.24%
652,369	Federated Institutional Prime Obligation
	Fund 0.38% *		652,369
3,892,468	Vanguard Treasury Money Market Fund
	Institutional Class 0.26% *		3,892,468

	Cost: ($4,544,837)		4,544,837

	TOTAL INVESTMENTS	99.99%
	Cost: ($48,324,872)	99.99%	49,144,777
	Other assets, net of liabilities	0.01%	2,953

	NET ASSETS	100.00%	$49,147,730

*	Effective 7 day yield as of September 30, 2016

See Notes to Financial Statement

The E-Valuator Tactically Managed RMS Fund
As of September 30, 2016

Investor Share: EVFTX
Institutional Share: EVTTX

The underlying allocation was split between 6 tactically managed mutual funds and ETF’s (exchange traded funds). These underlying managers held approx. 7.5% in cash, 33% in fixed income (23% domestic bonds and 10% foreign bonds), and 51% in equities (26% in domestic stocks and 25% in foreign stocks).

As of September 30, 2016, The E-Valuator Tactically Managed RMS Fund (the “Fund”) posted the following performance relative to popular indexes and it’s Morningstar Category:

	Rate-of-Return*			Standard Deviation*

	3-Month	1-Year	3-Year
	Total Return	Total Return	Annualized	1-Year	3-Year

Institutional Share (EVTTX)	2.09%	9.81%	3.47%	8.40%	7.29%
Investor Share (EVFTX)	1.89%	9.41%	2.83%	8.40%	7.29%
	Indexes

U.S. Fund–Money Market	.03%	.07%	.03%	.02%	.01%
Barclay’s Aggregate Bond	.46%	5.19%	4.03%	2.35%	2.61%
S&P 500	3.85%	15.43%	11.16%	12.46%	10.83%
MSCI EAFE	5.80%	3.48%	-2.18%	14.92%	12.51%
Morningstar Category: Tactical Allocation	2.20%	5.82%	2.27%	7.68%	7.40%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

We believe the best performing sectors for this Fund for this period in the Fixed Income space were High Yield, Convertible bonds, and Bank Loans. The equity component of this Fund benefited from the small cap allocation leading the way, with Growth-style management across Large, Mid, and Small caps outperforming. The Foreign equity allocation benefited from relatively consistent performance across all sizes of stocks and management disciplines.

Since we believe this is a Tactically managed fund, it can be anticipated the underlying managers will closely monitor any potential dislocation in the markets that may create investment opportunities out of the Presidential election in November and/or a potential rate increase by the Federal Reserve in December.

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2016 (unaudited)

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Institutional Shares
The E-Valuator Tactically Managed RMS Fund vs. The S&P 500® Index

	Institutional Shares
	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception 02/29/12 to 09/30/16

The E-Valuator Tactically Managed RMS Fund:	2.80%	4.58%
S&P 500® Index:	3.74%	10.60%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Investor Shares
The E-Valuator Tactically Managed RMS Fund vs. The S&P 500® Index

	Investor Shares
	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception* 02/29/12 to 09/30/16

The E-Valuator Tactically Managed RMS Fund:	2.60%	3.88%
S&P 500® Index:	3.74%	10.60%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Schedule of Investments
As of September 30, 2016

Number of Shares	Security Description	% of Net Assets	Fair Value

	MUTUAL FUNDS	99.43%

	DYNAMIC ALLOCATION	18.04%
134,722	MainStay Income Builder Fund Institutional Class		$2,517,947

	GLOBAL ALLOCATION	37.14%
227,304	AllianzGI Global Allocation Fund Institutional Class		2,523,071
41,466	American Funds - Global Balanced Fund Retail Class		1,254,334
84,334	MFS Global Total Return Fund Retail Class		1,406,687

			5,184,092

	MODERATE ALLOCATION	44.25%
52,368	American Capital Income Builder Retail Class		3,085,538
287,147	BlackRock Multi-Asset Income Fund
	Institutional Class		3,089,706

			6,175,244

	TOTAL MUTUAL FUNDS
	(Cost: $13,609,511)	99.43%	13,877,283

	MONEY MARKET FUND	0.98%
136,351	Vanguard Treasury Money Market Fund
	Institutional Class 0.26% *
	(Cost: $136,351)		136,351

	TOTAL INVESTMENTS
	(Cost: $13,745,862)	100.41%	14,013,634
	Liabilities in excess of other assets	(0.41%)	(57,322)

	NET ASSETS	100.00%	$13,956,312

* Effective 7 day yield as of September 30, 2016

See Notes to Financial Statements

The E-Valuator Moderate RMS Fund
As of September 30, 2016

Investor Share: EVFMX
Institutional Share: EVMLX

For the fiscal period ending September 30, 2016, the underlying allocation was approx. 1% dedicated to money market to help preserve principal; approx. 33% was dedicated to fixed income (bonds) to generate current income and the remaining approx. 66% was dedicated to equities to outpace inflation, with approx. 53% invested in large caps, approx. 11% in mid caps, and approx. 3% in small caps. Of the equity holdings, approx. 14% were invested in foreign stocks, and approx. 53% in domestic stocks.

Being a Risk Managed Strategy (RMS) fund, with risk and volatility management having an elevated perspective in the asset allocation and selection of the underlying investments, the standard deviation level of 8.40% for 1-Year and 7.29% for 3-Years are well within the risk management parameters established for The E-Valuator Moderate RMS Fund (the “Fund”).

As of September 30, 2016, this Fund posted the following performance relative to popular indexes and it’s Morningstar Category:

	Rate-of-Return*			Standard Deviation*

	3-Month	1-Year	3-Year
	Total Return	Total Return	Annualized	1-Year	3-Year

Institutional Share (EVMLX)	2.98%	9.46%	5.52%	8.40%	7.29%
Investor Share (EVFMX)	2.88%	9.18%	5.14%	8.40%	7.29%
			Indexes

U.S. Fund–Money Market	.03%	.07%	.03%	.02%	.01%
Barclay’s Aggregate Bond	.46%	5.19%	4.03%	2.35%	2.61%
S&P 500	3.85%	15.43%	11.16%	12.46%	10.83%
MSCI EAFE	5.80%	3.48%	-2.18%	14.92%	12.51%
Morningstar Category: 50%-70% Equity	3.11%	9.07%	5.41%	8.38%	7.30%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The E-Valuator Moderate RMS Fund
As of September 30, 2016

We believe the best performing sectors for this Fund for this period in the fixed income space were high yield, convertible bonds, and bank loans. The equity component of this Fund benefited from the small cap allocation leading the way, with growth-style management across large, mid, and small caps outperforming. The foreign equity allocation benefited from relatively consistent performance across all sizes of stocks and management disciplines.

Even though we believe the Fund is a strategic asset allocation fund (not a tactically managed fund), the Fund will continue to closely monitor any potential dislocation in the markets that may create investment opportunities out of the Presidential election in November and/or a potential rate increase by the Federal Reserve in December. However, any potential moves that may be taken will be executed if there is little to no anticipated disruption to the Fund’s volatility.

THE E-VALUATOR MODERATE RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2016 (unaudited)

THE E-VALUATOR MODERATE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Institutional Shares
The E-Valuator Moderate RMS Fund vs. The S&P 500® Index

	Institutional Shares

	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception* 02/29/12 to 09/30/16

The E-Valuator Moderate RMS Fund:	3.70%	7.45%
S&P 500® Index:	3.74%	10.60%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR MODERATE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Investor Shares
The E-Valuator Moderate RMS Fund vs. The S&P 500® Index

	Investor Shares

	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception* 02/29/12 to 09/30/16

The E-Valuator Moderate RMS Fund:	3.60%	7.19%
S&P 500® Index:	3.74%	10.60%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of September 30, 2016

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	24.62%

	AGGREGATE BOND	1.94%
45,122	Schwab U.S. Aggregate Bond ETF		$2,421,698

	CONVERTIBLE BOND	1.49%
40,058	SPDR Bloomberg Barclays Convertible Securities ETF		1,857,089

	INTERNATIONAL	2.41%
43,950	iShares MSCI EAFE Growth ETF		3,005,301

	LARGE CAP	6.82%
43,447	iShares Russell Top 200 Growth ETF		2,426,949
79,744	Schwab U.S. Large-Cap Value ETF		3,633,137
23,266	SPDR S&P 500 Growth ETF		2,448,281

			8,508,367

	MID-CAP	7.33%
26,386	WisdomTree MidCap Dividend Fund		2,397,960
55,783	Schwab U.S. Mid-Cap ETF		2,427,676
14,428	SPDR S&P 400 Mid CapGrowth ETF		1,840,291
26,554	Vanguard Mid-Cap Value ETF		2,484,658

			9,150,585

	MUNICIPALS	1.93%
76,702	PowerShares Build America Bond Portfolio		2,407,676

	REAL ESTATE	1.97%
28,283	Vanguard REIT ETF		2,453,267

	SMALL CAP	0.73%
12,163	WisdomTree SmallCap Dividend Fund		914,779

	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $29,868,841)	24.62%	$30,718,762

	MUTUAL FUNDS	72.26%

	AGGREGATE BOND	5.38%
122,518	JPMorgan Unconstrained Debt Fund
	Institutional Class		$1,223,956
254,605	PIMCO Income Fund Institutional Class		3,060,347
204,656	Vanguard Intermediate Term Bond Index Fund
	Institutional Class		2,425,176

			6,709,479

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BLEND LARGE CAP	6.82%
47,554	Fidelity 500 Index Fund Retail Class		$3,644,564
24,542	Vanguard Institutional Index Fund Institutional Class		4,861,803

			8,506,367

	BLEND MID CAP	1.99%
70,332	Vanguard Mid-Cap Index Fund Institutional Class		2,490,455

	BLEND SMALL CAP	1.02%
25,419	Vanguard Tax-Managed Small-Cap Fund
	Institutional Class		1,269,698

	CONVERTIBLE	1.48%
99,375	Franklin Convertible Securities Fund Class R6		1,851,355

	DEVELOPED MARKETS	1.95%
204,909	Parametric International Equity Fund
	Institutional Class		2,434,315

	EMERGING MARKET STOCK	1.05%
32,738	DFA Emerging Markets Small Cap Portfolio
	Institutional Class		670,139
11,654	American Funds - New World Fund Retail Class		634,769

			1,304,908

	FIXED INCOME DIVERSIFIED	0.98%
129,684	Manning & Napier Fund Inc - Unconstrained
	Bond Series Retail Class		1,217,730

	FOREIGN AGGREGATE BOND	6.35%
282,993	AB Global Bond Fund Inc Advisor Class		2,428,077
119,883	Capital World Bond Fund Retail Class		2,463,599
464,593	John Hancock Income Fund Institutional Class		3,033,793

			7,925,469

	FOREIGN BLEND	2.93%
310,382	DFA International Core Equity Institutional Class		3,659,409

	FOREIGN GROWTH	3.43%
65,911	American New Perspective Fund Retail Class		2,472,314
48,429	Oppenheimer International Growth Fund
	Institutional Class		1,802,043

			4,274,357

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	GROWTH BROAD MARKET	1.97%
88,967	American AMCAP Fund Retail Class		$2,452,817

	GROWTH LARGE CAP	1.95%
42,077	Vanguard Growth Index Fund Retail Class		2,432,903

	GROWTH MID CAP	0.97%
47,620	Nicholas II Inc. Institutional Class		1,210,025

	HIGH YIELD BOND	5.84%
1,241,391	Vanguard High-Yield Corporate Fund
	Institutional Class		7,286,964

	MODERATE ALLOCATION	13.67%
243,273	American Balanced Fund Retail Class		6,074,531
82,289	American Capital Income Builder Retail Class		4,848,491
250,335	Vanguard LifeStrategy Moderate Growth Fund
	Investor Class		6,130,711

			17,053,733

	REAL ESTATE	2.00%
68,574	DFA Real Estate Securities Portfolio Institutional Class		2,498,833

	THEMATIC SECTOR	2.93%
300,978	Northern Global Sustainability Index Fund
	Retail Class		3,659,890

	VALUE BROAD MARKET	2.94%
100,144	American Funds - Investment Company of
	America Retail Class		3,668,265

	VALUE LARGE CAP	5.85%
88,724	American Washington Mutual Investors Fund
	Retail Class		3,611,086
108,694	Vanguard Value Index Fund Institutional Class		3,689,086

			7,300,172

	VALUE SMALL CAP	0.76%
35,483	Vanguard Small-Cap Value Index Fund
	Institutional Class		943,129

	TOTAL MUTUAL FUNDS
	(Cost: $87,779,111)	72.26%	90,150,273

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUNDS	3.21%
2,828,595	Federated Institutional Prime Obligation
	Fund 0.38% *		$2,828,595
1,179,128	Vanguard Treasury Money Market Fund
	Institutional Class 0.26% *		1,179,128

	(Cost: $4,007,723)		4,007,723

	TOTAL INVESTMENTS
	(Cost: $121,655,675)	100.09%	124,876,758
	Liabilities in excess of other assets	(0.09% )	(112,448)

	NET ASSETS	100.00%	$124,764,310

*	Effective 7 day yield as of September 30, 2016

See Notes to Financial Statements

The E-Valuator Growth RMS Fund
As of September 30, 2016

Investor Share: EVGRX
Institutional Share: EVGLX

For the fiscal period ending September 30, 2016, the underlying allocation was approx. 1% dedicated to money market to help preserve principal; approx. 17% was dedicated to fixed income (bonds) to generate current income and the remaining approx. 82% was dedicated to equities to outpace inflation, with approx. 50% invested in large caps, approx. 18% in mid caps, and approx. 12% in small caps. Split between domestic and foreign holdings, this Fund held approx. 20% in foreign equities and 52% in domestic equities.

Being a Risk Managed Strategy (RMS) fund, with risk and volatility management having an elevated perspective in the asset allocation and selection of the underlying investments, the standard deviation level of 10.26% for 1-Year and 8.99% for 3-Years are well within the risk management parameters established for this Fund.

As of September 30, 2016, this Fund posted the following performance relative to popular indexes and it’s Morningstar Category:

	Rate-of-Return*			Standard Deviation*

	3-Month	1-Year	3-Year
	Total Return	Total Return	Annualized	1-Year	3-Year

Institutional Share (EVGLX)	3.98%	10.34%	6.14%	11.17%	9.61%
Investor Share (EVGRX)	3.99%	10.05%	5.76%	11.17%	9.61%

	Indexes

U.S. Fund–Money Market	.03%	.07%	.03%	.02%	.01%
Barclay’s Aggregate Bond	.46%	5.19%	4.03%	2.35%	2.61%
S&P 500	3.85%	15.43%	11.16%	12.46%	10.83%
MSCI EAFE	5.80%	3.48%	-2.18%	14.92%	12.51%
Morningstar Category: 70%-85% Equity	3.75%	9.88%	5.55%	10.26%	8.99%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The E-Valuator Growth RMS Fund
As of September 30, 2016

We believe the best performing sectors for The E-Valuator Growth RMS Fund (the “Fund”) for this period in the fixed income space were high yield, convertible bonds, and bank loans. The equity component of this Fund benefited from the small cap allocation leading the way, with growth-style management across large, mid, and small caps outperforming. The foreign equity allocation benefited from relatively consistent performance across all sizes of stocks and management disciplines.

Even though we believe the Fund is a strategic asset allocation fund (not a tactically managed fund), the Fund will continue to closely monitor any potential dislocation in the markets that may create investment opportunities out of the Presidential election in November and/or a potential rate increase by the Federal Reserve in December. However, any potential moves that may be taken will be executed if there is little to no anticipated disruption to the Fund’s volatility.

THE E-VALUATOR GROWTH RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2016 (unaudited)

THE E-VALUATOR GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Institutional Shares
The E-Valuator Growth RMS Fund vs. The S&P 500® Index

	Institutional Shares
	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception* 02/29/12 to 09/30/16

The E-Valuator Growth RMS Fund:	4.40%	9.18%
S&P 500® Index:	3.74%	10.60%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Investor Shares
The E-Valuator Growth RMS Fund vs. The S&P 500® Index

	Investor Shares
	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception* 02/29/12 to 09/30/16

The E-Valuator Growth RMS Fund:	4.29%	8.80%
S&P 500® Index:	3.74%	10.60%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of September 30, 2016

Number of Shares	Security Description	% of Net Assets	Fair Value

	EXCHANGE TRADED FUNDS	30.90%

	AGGREGATE BOND	1.45%
48,126	Schwab U.S. Aggregate Bond ETF		$2,582,922

	CONVERTIBLE BOND	1.00%
38,390	SPDR Bloomberg Barclays Convertible Securities ETF		1,779,760

	INTERNATIONAL	3.85%
50,129	iShares MSCI EAFE Growth ETF		3,427,821
32,773	iShares MSCI EAFE Small-Cap ETF		1,717,633
27,854	WisdomTree International SmallCap Dividend Fund		1,709,400

			6,854,854

	LARGE CAP	6.80%
62,305	iShares Russell Top 200 Growth ETF		3,480,357
112,608	Schwab U.S. Large-Cap Value ETF		5,130,421
33,111	SPDR S&P 500 Growth ETF		3,484,271

			12,095,049

	MID-CAP	12.78%
120,811	Schwab U.S. Mid-Cap ETF		5,257,695
41,249	SPDR S&P 400 Mid Cap Growth ETF		5,261,310
75,888	Vanguard Mid-Cap Value ETF		7,100,840
56,313	WisdomTree MidCap Dividend Fund		5,117,726

			22,737,571

	MUNICIPALS	0.97%
54,773	PowerShares Build America Bond Portfolio		1,719,325

	SMALL CAP	3.07%
13,172	iShares S&P Small-Cap 600 Growth ETF		1,806,145
9,553	SPDR S&P 600 Small Cap Growth ETF		1,825,960
24,326	WisdomTree SmallCap Dividend Fund		1,829,558

			5,461,663

	REAL ESTATE	0.98%
20,237	Vanguard REIT ETF		1,755,357

	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $53,016,251)	30.90%	54,986,501

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number of Shares	Security Description	% of Net Assets	Fair Value

	MUTUAL FUNDS	66.52%

	AGGREGATE BOND	2.44%
145,927	PIMCO Income Fund Institutional Class		$1,754,046
218,100	Vanguard Intermediate Term Bond Index Fund Institutional Class		2,584,489

			4,338,535

	BLEND LARGE CAP	5.88%
67,883	Fidelity 500 Index Fund Retail Class		5,202,591
26,600	Vanguard Institutional Index Fund Institutional Class		5,269,430

			10,472,021

	BLEND MID CAP	3.00%
150,755	Vanguard Mid-Cap Index Fund Institutional Class		5,338,239

	BLEND SMALL CAP	3.09%
109,949	Vanguard Tax-Managed Small-Cap Fund Institutional Class		5,491,940

	CONVERTIBLE	1.98%
188,908	Franklin Convertible Securities Fund Class R6		3,519,361

	DEVELOPED MARKETS	3.41%
511,349	Parametric International Equity Fund Institutional Class		6,074,831

	EMERGING MARKET STOCK	2.10%
93,837	DFA Emerging Markets Small Cap Portfolio Institutional Class		1,920,841
33,326	American Funds - New World Fund Retail Class		1,815,251

			3,736,092

	FOREIGN AGGREGATE BOND	2.91%
201,372	AB Global Bond Fund Inc Advisor Class		1,727,773
83,619	Capital World Bond Fund Retail Class		1,718,371
264,086	John Hancock Income Fund Institutional Class		1,724,480

			5,170,624

	FOREIGN BLEND	3.91%
589,977	DFA International Core Equity Institutional Class		6,955,834

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number of Shares	Security Description	% of Net Assets	Fair Value

	FOREIGN GROWTH	5.38%
141,174	American New Perspective Fund Retail Class		$5,295,443
92,015	Oppenheimer International Growth Fund Institutional Class		3,423,886
22,081	Oppenheimer International Small-Mid Company Fund Instiutional Class		862,283

			9,581,612

	FOREIGN VALUE	0.47%
75,774	Lazard International Small Cap Equity Portfolio Instiutional Class		828,963

	GROWTH BROAD MARKET	2.99%
192,716	American AMCAP Fund Retail Class		5,313,189

	GROWTH LARGE CAP	1.95%
60,065	Vanguard Growth Index Fund Retail Class		3,472,985

	GROWTH MID CAP	1.92%
134,353	Nicholas II Inc. Institutional Class		3,413,916

	HIGH YIELD BOND	3.91%
1,185,631	Vanguard High-Yield Corporate Fund Institutional Class		6,959,654

	MODERATE ALLOCATION	4.89%
69,477	American Balanced Fund Retail Class		1,734,849
58,742	American Capital Income Builder Retail Class		3,461,057
142,996	Vanguard Life Strategy Moderate Growth Fund Investor Class		3,501,976

			8,697,882

	REAL ESTATE	1.00%
49,084	DFA Real Estate Securities Portfolio Institutional Class		1,788,605

	THEMATIC SECTOR	2.45%
357,973	Northern Global Sustainability Index Fund Retail Class		4,352,956

	VALUE BROAD MARKET	3.92%
190,651	American Funds - Investment Company of America Retail Class		6,983,563

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number of Shares	Security Description	% of Net Assets	Fair Value

	VALUE LARGE CAP	5.89%
128,182	American Washington Mutual Investors Fund Retail Class		$5,217,002
155,288	Vanguard Value Index Fund Institutional Class		5,270,461

			10,487,463

	VALUE SMALL CAP	3.03%
202,888	Vanguard Small-Cap Value Index Fund Institutional Class		5,392,773

	TOTAL MUTUAL FUNDS
	(Cost: $114,374,827)	66.52%	118,371,038

	MONEY MARKET FUNDS	2.71%
3,138,968	Federated Institutional Prime Obligation Fund 0.38% *		3,138,968
1,681,296	Vanguard Treasury Money Market Fund Institutional Class 0.26% *		1,681,296

	(Cost: $4,820,264)		4,820,264

	TOTAL INVESTMENTS
	(Cost: $172,211,342)	100.13%	178,177,803
	Liabilities in excess of other assets	(0.13%)	(225,427)

	NET ASSETS	100.00%	$177,952,376

*	Effective 7 day yield as of September 30, 2016

See Notes to Financial Statements

The E-Valuator Aggressive Growth RMS Fund
As of September 30, 2016

Investor Share: EVFGX
Institutional Share: EVAGX

For the fiscal period ending September 30, 2016, the underlying allocation was approx. 1% dedicated to money market to help preserve principal; approx. 8% was dedicated to fixed income (bonds) to generate current income and the remaining approx. 92% was dedicated to equities to outpace inflation, with approx. 44% invested in large caps, approx. 26% in mid caps, and approx. 21% in small caps. Split between domestic and foreign holdings, this Fund held approx. 25% in foreign equities and 66% in domestic equities.

Being a Risk Managed Strategy (RMS) fund, with risk and volatility management having an elevated perspective in the asset allocation and selection of the underlying investments, the standard deviation level of 11.97% for 1-Year and 10.28% for 3-Years are well within the risk management parameters established for this Fund.

As of September 30, 2016, this Fund posted the following performance relative to popular indexes and it’s Morningstar Category:

	Rate-of-Return*			Standard Deviation*

	3-Month	1-Year	3-Year
	Total Return	Total Return	Annualized	1-Year	3-Year

Institutional Share (EVAGX)	4.49%	10.31%	5.84%	11.97%	10.28%
Investor Share (EVFGX)	4.49%	10.12%	5.34%	11.97%	10.28%
	Indexes

U.S. Fund–Money Market	.03%	.07%	.03%	.02%	.01%
Barclay’s Aggregate Bond	.46%	5.19%	4.03%	2.35%	2.61%
S&P 500	3.85%	15.43%	11.16%	12.46%	10.83%
MSCI EAFE	5.80%	3.48%	-2.18%	14.92%	12.51%
Morningstar Category: 85%+ Equity	4.63%	10.44%	5.88%	12.02%	10.42%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The E-Valuator Aggressive Growth RMS Fund
As of September 30, 2016

We believe the best performing sectors for The E-Valuator Aggressive Growth RMS Fund (the “Fund”) for this period in the fixed income space were high yield, convertible bonds, and bank loans. The equity component of this Fund benefited from the small cap allocation leading the way, with growth-style management across large, mid, and small caps outperforming. The Foreign equity allocation benefited from relatively consistent performance across all sizes of stocks and management disciplines.

Even though we believe the Fund is a strategic asset allocation fund (not a tactically managed fund), the Fund will continue to closely monitor any potential dislocation in the markets that may create investment opportunities out of the Presidential election in November and/or a potential rate increase by the Federal Reserve in December. However, any potential moves that may be taken will be executed if there is little to no anticipated disruption to the Fund’s volatility.

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Portfolio Holdings by Strategy
As of September 30, 2016 (unaudited)

Strategy

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Institutional Shares
The E-Valuator Aggressive Growth RMS Fund vs. The S&P 500® Index

	Institutional Shares
	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception* 02/29/12 to 09/30/16

The E-Valuator Aggressive Growth RMS Fund:	4.80%	9.04%
S&P 500® Index:	3.74%	10.60%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2016

Investor Shares
The E-Valuator Aggressive Growth RMS Fund vs. The S&P 500® Index

	Investor Shares
	Total Return Period 5/26/2016* to 9/30/16	Average Annual Return Since Inception* 02/29/12 to 09/30/16

The E-Valuator Aggressive Growth RMS Fund:	4.79%	8.44%
S&P 500® Index:	3.74%	10.60%

*
The Fund is a successor to a collective investment fund (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund).

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Schedule of Investments
As of September 30, 2016

Number of Shares	Security Description	% of Net Assets	Fair Value

	EXCHANGE TRADED FUNDS	37.95%

	AGGREGATE BOND	0.92%
6,485	Schwab U.S. Aggregate Bond ETF		$348,050

	INTERNATIONAL	6.07%
15,493	iShares MSCI EAFE Growth ETF		1,059,411
13,537	iShares MSCI EAFE Small-Cap ETF		709,474
8,631	WisdomTree International SmallCap Dividend Fund		529,685

			2,298,570

	LARGE CAP	4.24%
6,401	iShares Russell Top 200 Growth ETF		357,560
19,488	Schwab U.S. Large-Cap Value ETF		887,873
3,413	SPDR S&P 500 Growth ETF		359,150

			1,604,583

	MID-CAP	18.04%
15,524	WisdomTree MidCap Dividend Fund		1,410,821
33,078	Schwab U.S. Mid Cap ETF		1,439,555
15,524	SPDR S&P 400 Mid CapGrowth ETF		1,980,086
21,431	Vanguard Mid-Cap Value ETF		2,005,299

			6,835,761

	MUNICIPALS	0.93%
11,249	PowerShares Build America Bond Portfolio		353,106

	REAL ESTATE	0.47%
2,069	Vanguard REIT ETF		179,465

	SMALL CAP	7.28%
5,323	iShares S&P Small-Cap 600 Growth ETF		729,890
6,859	SPDR S&P 600 Small Cap Growth ETF		1,311,029
9,547	WisdomTree SmallCap Dividend Fund		718,030

			2,758,949

	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $13,812,922)	37.95%	14,378,484

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number of Shares	Security Description	% of Net Assets	Fair Value

	MUTUAL FUNDS	56.53%

	AGGREGATE BOND	1.41%
14,977	PIMCO Income Fund Institutional Class		$180,025
29,882	Vanguard Intermediate Term Bond Index Fund
	Institutional Class		354,100

			534,125

	BLEND LARGE CAP	3.78%
9,335	Fidelity 500 Index Fund Retail Class		715,402
3,612	Vanguard Institutional Index Fund Instiutional Class		715,450

			1,430,852

	BLEND MID CAP	3.86%
41,256	Vanguard Mid-Cap Index Fund Institutional Class		1,460,863

	BLEND SMALL CAP	5.45%
41,329	Vanguard Tax-Managed Small-Cap Fund
	Institutional Class		2,064,365

	CONVERTIBLE	0.97%
19,659	Franklin Convertible Securities Fund Class R6		366,252

	DEVELOPED MARKETS	3.30%
105,330	Parametric International Equity Fund
	Institutional Class		1,251,323

	EMERGING MARKET STOCK	4.04%
38,401	DFA Emerging Markets Small Cap Portfolio
	Institutional Class		786,061
13,680	American Funds - New World Fund Retail Class		745,171

			1,531,232

	FOREIGN AGGREGATE BOND	1.42%
20,842	AB Global Bond Fund Inc Advisor Class		178,822
8,854	Capital World Bond Fund Retail Class		181,940
27,406	John Hancock Income Fund Institutional Class		178,964

			539,726

	FOREIGN BLEND	4.73%
152,013	DFA International Core Equity Instiutional Class		1,792,231

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number of Shares	Security Description	% of Net Assets	Fair Value

	FOREIGN GROWTH	5.20%
29,014	American New Perspective Fund Retail Class		$1,088,300
18,970	Oppenheimer International Growth Fund
	Institutional Class		705,872
4,555	Oppenheimer International Small-Mid Company
	Fund Institutional Class		177,881

			1,972,053

	FOREIGN VALUE	0.45%
15,645	Lazard International Small Cap Equity Portfolio
	Institutional Class		171,161

	GROWTH BROAD MARKET	3.85%
52,846	American AMCAP Fund Retail Class		1,456,972

	GROWTH LARGE CAP	0.95%
6,199	Vanguard Growth Index Fund Retail Class		358,449

	GROWTH MID CAP	2.77%
41,356	Nicholas II Inc. Institutional Class		1,050,861

	HIGH YIELD BOND	0.95%
61,025	Vanguard High-Yield Corporate Fund
	Institutional Class		358,219

	MODERATE ALLOCATION	0.95%
7,136	American Balanced Fund Retail Class		178,182
7,346	Vanguard LifeStrategy Moderate Growth Fund		179,893

	Investor Class		358,075

	REAL ESTATE	0.48%
5,018	DFA Real Estate Securities Portfolio Institutional Class		182,851

	THEMATIC SECTOR	2.84%
88,340	Northern Global Sustainability Index Fund
	Retail Class		1,074,209

	VALUE BROAD MARKET	1.92%
19,838	American Funds - Investment Company of
	America Retail Class		726,672

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Schedule of Investments
As of September 30, 2016 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	VALUE LARGE CAP	3.32%
8,773	American Washington Mutual Investors Fund
	Retail Class		$357,052
26,563	Vanguard Value Index Fund Institutional Class		901,560

			1,258,612

	VALUE SMALL CAP	3.89%
55,507	Vanguard Small-Cap Value Index Fund
	Institutional Class		1,475,370

	TOTAL MUTUAL FUNDS
	(Cost: $20,583,486)	56.53%	21,414,473

	MONEY MARKET FUNDS	5.13%
1,598,146	Federated Institutional Prime Obligation Fund 0.38% *		1,598,146
346,046	Vanguard Treasury Money Market Fund
	Institutional Class 0.26% *		346,046

	(Cost: $1,944,192)		1,944,192

	TOTAL INVESTMENTS
	(Cost: $36,340,600)	99.61%	37,737,149
	Other assets, net of liabilities	0.39%	149,542

	NET ASSETS	100.00%	$37,886,691

*	Effective 7 day yield as of September 30, 2016

See Notes to Financial Statements

E-VALUATOR FUNDS Statements of Assets & Liabilities September 30, 2016

	The E-Valuator Very Conservative RMS Fund	The E-Valuator Conservative RMS Fund	The E-Valuator Tactically Managed RMS Fund

ASSETS
Investments at value (identified cost of $15,794,234, $48,324,872, $13,745,862, $121,655,675, $172,211,343 and $36,340,600 respectively) (Note 1)	$15,903,914	$49,144,777	$14,013,634
Receivable for capital stock sold	2,018	20,651	5,823
Dividends and interest receivable	3,424	11,253	305
Prepaid Trustee fees	201	607	182
Prepaid expenses	10,554	11,172	10,479

TOTAL ASSETS	15,920,111	49,188,460	14,030,423

LIABILITIES
Due to custodian	—	—	62,853
Payable for capital stock redeemed	13	115	5
Accrued investment advisory fees	3,790	11,546	3,333
Accrued 12b-1 fees	3,845	26,520	6,925
Accrued administration, transfer agent and
accounting fees	637	1,834	578
Other accrued expenses	410	715	417

TOTAL LIABILITIES	8,695	40,730	74,111

NET ASSETS	$15,911,416	$49,147,730	$13,956,312

Net Assets Consist of:
Paid In Capital	$15,756,711	$48,061,902	$13,593,839
Accumulated undistributed net investment income (loss)	35,844	211,445	93,525
Accumulated net realized gain (loss) on investments	9,181	54,478	1,176
Net unrealized appreciation (depreciation) of investments	109,680	819,905	267,772

Net Assets	$15,911,416	$49,147,730	$13,956,312

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class Shares:
Net Assets	$8,833,839	$23,476,314	$5,764,019
Shares Outstanding (unlimited number of
shares of beneficial interest authorized without
par value)	870,506	2,290,735	560,756
Net Asset Value, Offering and
Redemption Price Per Share	$10.15	$10.25	$10.28

Investor Class Shares:
Net Assets	$7,077,577	$25,671,416	$8,192,293
Shares Outstanding (unlimited number of
shares of beneficial interest authorized without
par value)	698,431	2,506,225	798,189
Net Asset Value, Offering and Redemption Price Per Share	$10.13	$10.24	$10.26

See Notes to Financial Statements

E-VALUATOR FUNDS
Statements of Assets & Liabilities
September 30, 2016 — (Continued)

	The E-Valuator Moderate RMS Fund	The E-Valuator Growth RMS Fund	The E-Valuator Aggressive Growth RMS Fund

ASSETS
Investments at value (identified cost of $15,794,234, $48,324,872, $13,745,862, $121,655,675, $172,211,343 and $36,340,600 respectively) (Note 1)	$124,876,758	$178,177,803	$37,737,149
Receivable for capital stock sold	67,971	79,615	166,116
Dividends and interest receivable	14,158	24,757	6,425
Prepaid Trustee fees	1,575	2,276	475
Prepaid expenses	12,620	13,676	10,966

TOTAL ASSETS	124,973,082	178,298,127	37,921,131

LIABILITIES
Due to custodian	—	—	—
Payable for capital stock redeemed	97,807	179,293	49
Accrued investment advisory fees	29,441	42,102	8,824
Accrued 12b-1 fees	75,225	115,305	23,455
Accrued administration, transfer agent and
accounting fees	4,999	7,251	1,507
Other accrued expenses	1,300	1,800	605

TOTAL LIABILITIES	208,772	345,751	34,440

NET ASSETS	$124,764,310	$177,952,376	$37,886,691

Net Assets Consist of:
Paid In Capital	$120,583,910	$170,630,228	$36,249,139
Accumulated undistributed net investment income (loss)	733,429	923,546	153,472
Accumulated net realized gain (loss) on investments	225,888	432,142	87,531
Net unrealized appreciation (depreciation) of investments	3,221,083	5,966,460	1,396,549

Net Assets	$124,764,310	$177,952,376	$37,886,691

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE

Institutional Class Shares:
Net Assets	$56,321,415	$84,634,907	$12,459,411
Shares Outstanding (unlimited number of
shares of beneficial interest authorized without
par value)	5,430,432	8,109,671	1,188,999
Net Asset Value, Offering and
Redemption Price Per Share	$10.37	$10.44	$10.48

Investor Class Shares:
Net Assets	$68,442,895	$93,317,469	$25,427,280
Shares Outstanding (unlimited number of
shares of beneficial interest authorized without
par value)	6,605,785	8,951,030	2,427,421
Net Asset Value, Offering and Redemption Price Per Share	$10.36	$10.43	$10.48

E-VALUATOR FUNDS
Statements of Operations
For the period May 26, 2016* to September 30, 2016

	The		The
	E-Valuator	The	E-Valuator
	Very	E-Valuator	Tactically
	Conservative	Conservative	Managed
	RMS Fund	RMS Fund	RMS Fund

INVESTMENT INCOME
Dividends	$72,667	$343,382	$137,396
Interest	707	1,977	394

Total investment income	73,374	345,359	137,790

EXPENSES
Contractual Investment advisory fees (Note 2)	20,305	71,522	21,400
12b-1 fees (Note 2)	6,679	32,771	9,871
Recordkeeping and administrative services (Note 2)	1,961	5,900	1,782
Accounting fees (Note 2)	1,422	5,620	1,717
Custodian fees	1,935	3,050	1,761
Transfer agent fees (Note 2)	1,150	3,178	1,303
Professional fees	2,205	11,036	3,229
Filing and registration fees	1,601	1,601	1,597
Trustee fees	97	529	158
Compliance fees	348	1,577	474
Shareholder servicing and reports (Note 2)	4,793	17,371	6,334
Exchange fee	800	800	800
Other	1,454	4,389	1,448

Total expenses	44,750	159,344	51,874
Voluntary fee waivers (Note 2)	(7,220)	(25,430)	(7,609)

Net expenses	37,530	133,914	44,265

Net investment income (loss)	35,844	211,445	93,525

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	8,691	38,344	1,176
Distributions of long-term realized gains from
other investment companies	490	16,134	—
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	109,680	819,905	267,772

Net realized and unrealized gain (loss)
on investments	118,861	874,383	268,948

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$154,705	$1,085,828	$362,473

*	Inception date

See Notes to Financial Statements

52

E-VALUATOR FUNDS
Statements of Operations
For the period May 26, 2016* to September 30, 2016 — (Continued)

			The
	The	The	E-Valuator
	E-Valuator	E-Valuator	Aggressive
	Moderate	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund

INVESTMENT INCOME
Dividends	$1,072,673	$1,422,084	$258,592
Interest	3,889	3,906	1,275

Total investment income	1,076,562	1,425,990	259,867

EXPENSES
Contractual Investment advisory fees (Note 2)	185,377	272,146	55,028
12b-1 fees (Note 2)	87,882	129,050	27,166
Recordkeeping and administrative services (Note 2)	15,581	22,911	4,638
Accounting fees (Note 2)	14,623	21,557	4,340
Custodian fees	7,163	9,692	2,803
Transfer agent fees (Note 2)	7,477	10,797	2,568
Professional fees	28,478	42,569	8,306
Filing and registration fees	1,601	1,601	1,601
Trustee fees	1,404	2,119	407
Compliance fees	4,153	6,231	1,217
Shareholder servicing and reports (Note 2)	44,213	64,673	13,453
Exchange fee	800	800	800
Other	10,293	15,061	3,633

Total expenses	409,045	599,207	125,960
Voluntary fee waivers (Note 2)	(65,912)	(96,763)	(19,565)

Net expenses	343,133	502,444	106,395

Net investment income (loss)	733,429	923,546	153,472

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	145,854	286,742	66,931
Distributions of long-term realized gains from
other investment companies	80,034	145,400	20,600
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	3,221,083	5,966,460	1,396,549

Net realized and unrealized gain (loss)
on investments	3,446,971	6,398,602	1,484,080

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$4,180,400	$7,322,148	$1,637,552

*	Inception date

E-VALUATOR FUNDS
Statements of Changes in Net Assets

	The		The
	E-Valuator	The	E-Valuator
	Very	E-Valuator	Tactically
	Conservative	Conservative	Managed
	RMS Fund	RMS Fund	RMS Fund

	For the period	For the period	For the period
	May 26, 2016* to	May 26, 2016* to	May 26, 2016* to
	September 30, 2016	September 30, 2016	September 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$35,844	$211,445	$93,525
Net realized gain (loss) on investments	9,181	54,478	1,176
Net increase (decrease) in unrealized
appreciation (depreciation) of
Investments	109,680	819,905	267,772

Increase (decrease) in net assets from
Operations	154,705	1,085,828	362,473

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	8,826,021	23,544,727	5,760,920
Investor Class	9,882,092	46,302,511	12,869,721
Shares redeemed
Institutional Class	(42,390)	(110,156)	(8,584)
Investor Class	(2,909,012)	(21,675,180)	(5,028,218)

Increase (decrease) in net assets from
capital stock transactions	15,756,711	48,061,902	13,593,839

NET ASSETS
Increase (decrease) during period	15,911,416	49,147,730	13,956,312
Beginning of period	—	—	—

End of period**	$15,911,416	$49,147,730	$13,956,312

** Includes undistributed net investment
income (loss) of:	$35,844	$211,445	$93,525

*	Inception date

See Notes to Financial Statements

54

E-VALUATOR FUNDS
Statements of Changes in Net Assets (Continued)

			The
	The	The	E-Valuator
	E-Valuator	E-Valuator	Aggressive
	Moderate	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund

	For the period	For the period	For the period
	May 26, 2016* to	May 26, 2016* to	May 26, 2016* to
	September 30, 2016	September 30, 2016	September 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$733,429	$923,546	$153,472
Net realized gain (loss) on investments	225,888	432,142	87,531
Net increase (decrease) in unrealized
appreciation (depreciation) of
investments	3,221,083	5,966,460	1,396,549

Increase (decrease) in net assets from
operations	4,180,400	7,322,148	1,637,552

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	56,774,086	85,506,574	12,801,241
Investor Class	119,210,430	174,482,830	36,403,136
Shares redeemed
Institutional Class	(476,019)	(1,015,993)	(419,410)
Investor Class	(54,924,587)	(88,343,183)	(12,535,828)

Increase (decrease) in net assets from
capital stock transactions	120,583,910	170,630,228	36,249,139

NET ASSETS
Increase (decrease) during period	124,764,310	177,952,376	37,886,691
Beginning of period	—	—	—

End of period**	$124,764,310	$177,952,376	$37,886,691

** Includes undistributed net investment
income (loss) of:	$733,429	$923,546	$153,472

*	Inception date

See Notes to Financial Statements

55

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares		Investor Class Shares

	For the period		For the period
	May 26, 2016* to		May 26, 2016* to
	September 30, 2016		September 30, 2016

Net asset value, beginning of period	$10.00		$10.00

Investment activities
Net investment income (loss)(A)	0.03		0.02
Net realized and unrealized gain
(loss) on investments	0.12		0.11

Total from investment activities	0.15		0.13

Net asset value, end of period	$10.15		$10.13

Total Return	1.50	%***	1.30	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.84	%**	1.09	%**
Expenses net of voluntary fee waiver	0.68	%**	0.93	%**
Net investment income (loss)	0.94	%**	0.69	%**
Portfolio turnover rate	12.66	%***	12.66	%***
Net assets, end of period (000’s)	$8,834		$7,078

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

56

THE E-VALUATOR CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares		Investor Class Shares

	For the period		For the period
	May 26, 2016* to		May 26, 2016* to
	September 30, 2016		September 30, 2016

Net asset value, beginning of period	$10.00		$10.00

Investment activities
Net investment income (loss)(A)	0.05		0.05
Net realized and unrealized gain
(loss) on investments	0.20		0.19

Total from investment activities	0.25		0.24

Net asset value, end of period	$10.25		$10.24

Total Return	2.50	%***	2.40	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.80	%**	1.05	%**
Expenses net of voluntary fee waiver	0.64	%**	0.89	%**
Net investment income (loss)	1.54	%**	1.29	%**
Portfolio turnover rate	10.57	%***	10.57	%***
Net assets, end of period (000’s)	$23,476		$25,671

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

57

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares		Investor Class Shares

	For the period		For the period
	May 26, 2016* to		May 26, 2016* to
	September 30, 2016		September 30, 2016

Net asset value, beginning of period	$10.00		$10.00

Investment activities
Net investment income (loss)(A)	0.08		0.07
Net realized and unrealized gain
(loss) on investments	0.20		0.19

Total from investment activities	0.28		0.26

Net asset value, end of period	$10.28		$10.26

Total Return	2.80	%***	2.60	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.88	%**	1.13	%**
Expenses net of voluntary fee waiver	0.72	%**	0.97	%**
Net investment income (loss)	2.17	%**	1.92	%**
Portfolio turnover rate	2.07	%***	2.07	%***
Net assets, end of period (000’s)	$5,764		$8,192

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

58

THE E-VALUATOR MODERATE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares		Investor Class Shares

	For the period		For the period
	May 26, 2016* to		May 26, 2016* to
	September 30, 2016		September 30, 2016

Net asset value, beginning of period	$10.00		$10.00

Investment activities
Net investment income (loss)(A)	0.07		0.06
Net realized and unrealized gain
(loss) on investments	0.30		0.30

Total from investment activities	0.37		0.36

Net asset value, end of period	$10.37		$10.36

Total Return	3.70	%***	3.60	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.78	%**	1.03	%**
Expenses net of voluntary fee waiver	0.62	%**	0.87	%**
Net investment income (loss)	1.99	%**	1.74	%**
Portfolio turnover rate	12.39	%***	12.39	%***
Net assets, end of period (000’s)	$56,321		$68,443

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

59

THE E-VALUATOR GROWTH RMS FUND
Financial Highlights(Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares		Investor Class Shares

	For the period		For the period
	May 26, 2016* to		May 26, 2016* to
	September 30, 2016		September 30, 2016

Net asset value, beginning of period	$10.00		$10.00

Investment activities
Net investment income (loss)(A)	0.06		0.05
Net realized and unrealized gain
(loss) on investments	0.38		0.38

Total from investment activities	0.44		0.43

Net asset value, end of period	$10.44		$10.43

Total Return	4.40	%***	4.30	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.78	%**	1.03	%**
Expenses net of voluntary fee waiver	0.62	%**	0.87	%**
Net investment income (loss)	1.74	%**	1.49	%**
Portfolio turnover rate	14.33	%***	14.33	%***
Net assets, end of period (000’s)	$84,635		$93,317

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

60

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares		Investor Class Shares

	For the period		For the period
	May 26, 2016* to		May 26, 2016* to
	September 30, 2016		September 30, 2016

Net asset value, beginning of period	$10.00		$10.00

Investment activities
Net investment income (loss)(A)	0.05		0.04
Net realized and unrealized gain
(loss) on investments	0.43		0.44

Total from investment activities	0.48		0.48

Net asset value, end of period	$10.48		$10.48

Total Return	4.80	%***	4.80	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.81	%**	1.06	%**
Expenses net of voluntary fee waiver	0.65	%**	0.90	%**
Net investment income (loss)	1.48	%**	1.23	%**
Portfolio turnover rate	10.24	%***	10.24	%***
Net assets, end of period (000’s)	$12,459		$25,427

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

61

E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2016

Note 1 – Organization and Significant Accounting Policies

The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund, and The E-Valuator Aggressive Growth RMS Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management company. Each Fund is a successor to a collective investment fund. Each collective investment fund was organized and commenced operations on February 29, 2016. The Funds commenced operations on May 26, 2016.

The investment objectives of the Funds are as follows:

Fund	Objective

Very Conservative	provide income and stability of principal

Conservative	provide current income and growth through a small degree of exposure to equity markets

Tactically Managed	achieve growth of principal and protect principal

Moderate	provide both principal growth and income

Growth	provide long term principal growth and current income

Aggressive Growth	provide maximize long term total return through principal appreciation and current income

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation
The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on

E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2016 — (Continued)

which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2016 — (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Very Conservative Fund
Exchange Traded Funds	$2,690,197	$—	$—	$2,690,197
Mutual Funds	10,471,967	—	—	10,471,967
Money Market Funds	2,741,750	—	—	2,741,750

	$15,903,914	$—	$—	$15,903,914

Conservative Fund
Exchange Traded Funds	$10,888,951	$—	$—	$10,888,951
Mutual Funds	33,710,989	—	—	33,710,989
Money Market Funds	4,544,837	—	—	4,544,837

	$49,144,777	$—	$—	$49,144,777

Tactically Managed Fund
Mutual Funds	$13,877,283	$—	$—	$13,877,283
Money Market Funds	136,351	—	—	136,351

	$14,013,634	$—	$—	$14,013,634

Moderate Fund
Exchange Traded Funds	$30,718,762	$—	$—	$30,718,762
Mutual Funds	90,150,273	—	—	90,150,273
Money Market Funds	4,007,723	—	—	4,007,723

	$124,876,758	$—	$—	$124,876,758

Growth Fund
Exchange Traded Funds	$54,986,501	$—	$—	$54,986,501
Mutual Funds	118,371,038	—	—	118,371,038
Money Market Funds	4,820,264	—	—	4,820,264

	$178,177,803	$—	$—	$178,177,803

Aggressive Growth Fund
Exchange Traded Funds	$14,378,484	$—	$—	$14,378,484
Mutual Funds	21,414,473	—	—	21,414,473
Money Market Funds	1,944,192	—	—	1,944,192

	$37,737,149	$—	$—	$37,737,149

Refer to the Funds’ Schedules of Investments for a listing of securities by security type and industry.

There were no transfers into or out of any levels during the period May 26, 2016 to September 30, 2016. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at anytime during the period May 26, 2016 to September 30, 2016.

E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2016 — (Continued)

Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statement of Assets & Liabilities.

Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of September 30, 2016, there were no such reclassifications for the E-Valuator Funds.

E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2016 — (Continued)

Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund can offer two classes of shares: Investor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Related Parties

Pursuant to Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee on the average daily net assets of the Funds. The Adviser has voluntarily agreed to reduce its advisory fee with respect to each Fund from 0.45% to 0.29% for the entire term of the Agreement which expires July 31, 2017. As of September 30, 2016, there were no recoverable fees under this agreement.

E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2016 — (Continued)

For the period May 26, 2016 to September 30, 2016 the Advisor received, and voluntarily waived expenses as follows:

Fund	Management Fee Earned	Management Fee Voluntarily Waived	Net Management Fee Earned

Very Conservative	$20,305	$(7,220)	$13,085
Conservative	71,522	(25,430)	46,092
Tactically Managed	21,400	(7,609)	13,791
Moderate	185,377	(65,912)	119,465
Growth	272,146	(96,763)	175,383
Aggressive Growth	55,028	(19,565)	35,463

	$625,778	$(222,499)	$403,279

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the average daily net assets of the Funds. The Advisor may not terminate this expense limitation agreement prior to July 31, 2017. Each contractual waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter and securities dealers for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee.

Each of the Funds have adopted a shareholder service plan with respect to its Investor Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and

E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2016 — (Continued)

processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

For the period May 26, 2016 to September 30, 2016, the following fees under the Plans were incurred:

Fund	Type of Plan	Fees Incurred

Very Conservative	12b-1	$6,679
Very Conservative	Shareholder servicing	4,046
Conservative	12b-1	32,771
Conservative	Shareholder servicing	15,950
Tactically Managed	12b-1	9,871
Tactically Managed	Shareholder servicing	5,456
Moderate	12b-1	87,882
Moderate	Shareholder servicing	41,727
Growth	12b-1	129,050
Growth	Shareholder servicing	61,275
Aggressive Growth	12b-1	27,166
Aggressive Growth	Shareholder servicing	12,252

		$434,125

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the period May 26, 2016 to September 30, 2016, FDCC received no commissions, underwriting fees, or CDSC fees from the sale of the Funds’ shares.

Commonwealth Fund Services, Inc. (“CFSI”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFSI provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period May 26, 2016 to September 30, 2016, the following fees were earned:

Fund	Administration	Transfer Agent	Accounting

Very Conservative	$1,961	$1,150	$1,422
Conservative	5,900	3,178	5,620
Tactically Managed	1,782	1,303	1,717
Moderate	15,581	7,477	14,623
Growth	22,911	10,797	21,557
Aggressive Growth	4,638	2,568	4,340

	$52,773	$26,473	$49,279

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the

E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2016 — (Continued)

Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

Note 3 – Investments

The cost of purchases and proceeds from the sales of securities other than short-term investments for the period May 26, 2016 to September 30, 2016, were as follows:

Fund	Purchases	Sales

Very Conservative	$13,962,050	$918,257
Conservative	47,349,722	3,608,031
Tactically Managed	13,861,988	257,400
Moderate	130,897,595	13,395,523
Growth	190,352,714	23,248,462
Aggressive Growth	37,648,117	3,318,706

	$434,072,186	$44,746,379

Note 4 – Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no distributions during the period May 26, 2016* to September 30, 2016.

As of September 30, 2016, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Very Conservative Fund	Conservative Fund	Tactically Managed Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund

Accumulated net
investment income	$35,844	$211,445	$93,525	$733,429	$923,546	$153,472
Accumulated net
realized gain (loss)	9,181	54,478	1,176	225,888	432,142	87,531
Net unrealized
appreciation (depreciation)
on investments	109,680	819,905	267,772	3,221,083	5,966,460	1,396,549

	$154,705	$1,085,828	$362,473	$4,180,400	$7,322,148	$1,637,552

E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2016 — (Continued)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)

Very Conservative	$15,794,234	$131,341	$(21,661)	$109,680
Conservative	48,324,872	836,613	(16,708)	819,905
Tactically Managed	13,745,862	267,972	(200)	267,772
Moderate	121,655,675	3,272,670	(51,587)	3,221,083
Growth	172,211,343	6,003,714	(37,254)	5,966,460
Aggressive Growth	36,340,600	1,406,934	(10,385)	1,396,549

Note 5 – Transactions in Shares of Beneficial Interest

Shares of beneficial interest transactions for the Funds were:

	Very Conservative Fund

	Period from May 26, 2016 to September 30, 2016

	Institutional Class	Investor Class

Shares sold	874,694	985,966
Shares redeemed	(4,188)	(287,535)

Net increase (decrease)	870,506	698,431

	Conservative Fund

	Period from May 26, 2016 to September 30, 2016

	Institutional Class	Investor Class

Shares sold	2,301,502	4,623,590
Shares redeemed	(10,767)	(2,117,365)

Net increase (decrease)	2,290,735	2,506,225

	Tactically Managed Fund

	Period from May 26, 2016 to September 30, 2016

	Institutional Class	Investor Class

Shares sold	561,592	1,286,528
Shares redeemed	(836)	(488,339)

Net increase (decrease)	560,756	798,189

	Moderate Fund

	Period from May 26, 2016 to September 30, 2016

	Institutional Class	Investor Class

Shares sold	5,476,694	11,905,292
Shares redeemed	(46,262)	(5,299,507)

Net increase (decrease)	5,430,432	6,605,785

E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2016 — (Continued)

	Growth Fund

	Period from May 26, 2016 to September 30, 2016

	Institutional Class	Investor Class

Shares sold	8,207,401	17,435,605
Shares redeemed	(97,730)	(8,484,575)

Net increase (decrease)	8,109,671	8,951,030

	Aggressive Growth Fund

	Period from May 26, 2016 to September 30, 2016

	Institutional Class	Investor Class

Shares sold	1,229,310	3,629,170
Shares redeemed	(40,311)	(1,201,749)

Net increase (decrease)	1,188,999	2,427,421

Note 6 – Subsequent Events

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

E-VALUATOR FUNDS
Report of Independent Registered Public Accounting Firm
September 30, 2016

To the Shareholders of The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund and The E-Valuator Aggressive Growth RMS Fund and Board of Trustees of World Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund and The E-Valuator Aggressive Growth RMS Fund (the “Funds”), each a series of World Funds Trust, as of September 30, 2016, and the related statements of operations and change in net assets and financial highlights for the period May 26, 2016 (commencement of operations) through September 30, 2016. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2016, the results of their operations, the changes in their net assets, and the financial highlights for the period May 26, 2016 (commencement of operations) through September 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 23, 2016

Supplemental Information World Funds Trust (The “Trust”)
September 30, 2016

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

Non-Interested Trustees

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	36	None

Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 58	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	36	None

Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 80	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	36	Independent Trustee of Gardner Lewis Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

Supplemental Information World Funds Trust (The “Trust”)
September 30, 2016 (Continued)

Officers Who are not Trustees

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 71	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc., the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp.; the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A

Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003-present.	N/A	N/A

David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A

Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A

John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present.	N/A	N/A

Supplemental Information World Funds Trust (The “Trust”)
September 30, 2016 (Continued)

Officers Who are not Trustees (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015-present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A

Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS WITH SYSTELLIGENCE

At a meeting held on April 21, 2016, the Board of Trustees (the “Board”) considered the initial approval of the investment advisory agreements between the Trust and Systelligence, LLC (“Systelligence”) on behalf of the E-Valuator

Supplemental Information World Funds Trust (The “Trust”)
September 30, 2016 (Continued)

Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund, The E-Valuator Aggressive Growth RMS Fund (collectively the “E-Valuator Funds”) (collectively, these investment advisory agreements are referred to herein as the “Advisory Agreements”). Legal counsel to the Trust (“Counsel”) reminded the Board that the 1940 Act requires the approval of the investment advisory agreements between the Trust and its service providers by a majority of the Independent Trustees. The Board reflected on its discussions regarding the proposed Advisory Agreements, expense limitation agreement and the anticipated manner in which the E-Valuator Funds would be managed with a representative from Systelligence at the Meeting. Counsel referred to the Board Materials that had been provided in connection with the approval of the Advisory Agreements for the E-Valuator Funds, and Counsel reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreements.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the E-Valuator Funds, including information presented to the Board in Systelligence’s presentation earlier in the Meeting such as information regarding the expense limitation agreement and the manner in which the E-Valuator Funds would be managed. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreements, including: (i) reports regarding the services and support to be provided to the E-Valuator Funds and its shareholders; (ii) assessments of the investment performance of the predecessor collective investment trusts to the
E-Valuator Funds; (iii) a presentation by Systelligence’s management addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the E-Valuator Funds; (iv) disclosure information contained in the registration statement of the Trust with respect to the E-Valuator Funds and the Form ADV of Systelligence; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Systelligence, including financial information, a description of personnel and the services to be provided to the E-Valuator Funds, information on investment advice, performance, summaries of anticipated expenses for the E-Valuator Funds, compliance program,

Supplemental Information World Funds Trust (The “Trust”)
September 30, 2016 (Continued)

current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the E-Valuator Funds; (iii) the anticipated effect of size on the E-Valuator Fund’s performance and expenses; and (iv) benefits to be realized by Systelligence from its relationship with the Trust and the E-Valuator Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Systelligence.

In this regard, the Board considered the responsibilities Systelligence would have under the Advisory Agreements. The Board reviewed the services to be provided by Systelligence to the E-Valuator Funds including, without limitation: Systelligence’s procedures for formulating investment recommendations and assuring compliance with the E-Valuator Funds’ investment objectives and limitations, including without limitation its proprietary investment models; its coordination of services for the E-Valuator Funds among the E-Valuator Funds’ service providers, and the anticipated efforts to promote the E-Valuator Funds, grow their assets, and assist in the distribution of E-Valuator Funds shares. The Board considered: Systelligence’s staffing, personnel, and methods of operating; the education and experience of Systelligence’s personnel; and Systelligence’s compliance program, policies, and procedures. The Board also noted the efforts spent on development of the software to be utilized for the E-Valuator Funds. After reviewing the foregoing and further information from Systelligence, the Board concluded that the quality, extent, and nature of the services to be provided by Systelligence was satisfactory and adequate for the E-Valuator Funds.

Investment Performance of the E-Valuator Funds and Systelligence.

The Board noted that the E-Valuator Funds had not yet commenced operations in the Trust. The Board noted that the E-Valuator Funds would be created by transitioning assets from the collective investment trusts which have been operational for four years. The Trustees reviewed the recent and longer-term performance of those collective investment trusts and determined that performance information to be satisfactory.

Supplemental Information World Funds Trust (The “Trust”)
September 30, 2016 (Continued)

The costs of the services to be provided and profits to be realized by Systelligence from the relationship with the E-Valuator Funds.

In considering the costs of the services to be provided and profits to be realized by Systelligence and its affiliates from the relationship with the E-Valuator Funds, the Trustees considered Systelligence’s staffing, personnel, and methods of operating; the financial condition of Systelligence and its affiliates and the level of commitment to the E-Valuator Funds by Systelligence and its principals, including a letter of support from its principal; the expected asset levels of the E-Valuator Funds; and the projected overall expenses of the E-Valuator Funds. The Trustees considered financial information on Systelligence and discussed the financial stability and productivity of the firm, as well as that of its affiliates. The Trustees considered the proposed fees and expenses of the E-Valuator Funds (including the management fees) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its expected size, among other factors. The Trustees noted that the proposed management fees were very competitive to the expected peer group for each of the E-Valuator Funds. The Trustees also noted the proposed expense limitation agreement to be put into place for each of the E-Valuator Funds. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Systelligence by the E-Valuator Funds were fair and reasonable.

The extent to which economies of scale would be realized as the E-Valuator Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the E-Valuator Funds’ investors.

In this regard, the Board considered the E-Valuator Funds’ fee arrangements with Systelligence. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the E-Valuator Funds would benefit from the proposed expense limitation arrangement for the E-Valuator Funds. The Trustees also noted that the E-Valuator Funds would benefit from economies of scale under its agreements with some of its service providers other than Systelligence. Following further discussion of the E-Valuator Funds’ expected asset levels, expectations for growth, and levels of fees, the Board determined that the E-Valuator Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the proposed expense limitation arrangement provided potential savings or protection for the benefit of the E-Valuator Funds’ investors.

Supplemental Information World Funds Trust (The “Trust”)
September 30, 2016 (Continued)

Possible conflicts of interest and benefits derived by Systelligence.

In considering Systelligence’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the E-Valuator Funds; the fact that Systelligence does not utilize soft dollars; the basis of decisions to buy or sell securities for the E-Valuator Funds; and the substance and administration of Systelligence’s code of ethics. The Board considered the relationship of Systelligence with its affiliates and the nature of those affiliates business, including how the affiliates are paid by plan sponsors who may purchase shares of the E-Valuator Funds. The Board considered that the disclosure of any potential conflicts and the procedures in place to identify, and where appropriate to mitigate, such conflicts. Based on the foregoing, the Board determined that the Systelligence’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Systelligence noted no expected benefits, other than receipt of advisory fees, or detriments to managing the E-Valuator Funds.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements.

E-VALUATOR FUNDS
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the E-Valuator Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 26, 2016(A), and held for the period ended September 30, 2016.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

E-VALUATOR FUNDS
Fund Expenses (unaudited) (Continued)

	Beginning Account Value (5/26/16)(A)	Ending Account Value (9/30/16)	Annualized Expense Ratio	Expenses Paid During Period* (5/26/16(A) to 9/30/16
Very Conservative
Institutional Class Actual	$1,000.00	$1,015.00	0.68%	$ 2.38
Institutional Class Hypothetical**	$1,000.00	$1,021.60	0.68%	$ 2.39
Investor Class Actual	$1,000.00	$1,013.00	0.93%	$ 3.25
Investor Class Hypothetical**	$1,000.00	$1,020.35	0.93%	$ 3.26
Conservative
Institutional Class Actual	$1,000.00	$1,025.00	0.64%	$ 2.25
Institutional Class Hypothetical**	$1,000.00	$1,021.80	0.64%	$ 2.24
Investor Class Actual	$1,000.00	$1,024.00	0.89%	$ 3.13
Investor Class Hypothetical**	$1,000.00	$1,020.55	0.89%	$ 3.12
Tactically Managed
Institutional Class Actual	$1,000.00	$1,028.00	0.72%	$ 2.53
Institutional Class Hypothetical**	$1,000.00	$1,021.40	0.72%	$ 2.53
Investor Class Actual	$1,000.00	$1,026.00	0.97%	$ 3.41
Investor Class Hypothetical**	$1,000.00	$1,020.15	0.97%	$ 3.40
Moderate
Institutional Class Actual	$1,000.00	$1,037.00	0.62%	$ 2.19
Institutional Class Hypothetical**	$1,000.00	$1,021.90	0.62%	$ 2.17
Investor Class Actual	$1,000.00	$1,036.00	0.87%	$ 3.07
Investor Class Hypothetical**	$1,000.00	$1,020.65	0.87%	$ 3.05
Growth
Institutional Class Actual	$1,000.00	$1,044.00	0.62%	$ 2.20
Institutional Class Hypothetical**	$1,000.00	$1,021.90	0.62%	$ 2.17
Investor Class Actual	$1,000.00	$1,043.00	0.87%	$ 3.08
Investor Class Hypothetical**	$1,000.00	$1,020.65	0.87%	$ 3.05
Aggressive Growth
Institutional Class Actual	$1,000.00	$1,048.00	0.65%	$ 2.31
Institutional Class Hypothetical**	$1,000.00	$1,021.75	0.65%	$ 2.28
Investor Class Actual	$1,000.00	$1,048.00	0.90%	$ 3.20
Investor Class Hypothetical**	$1,000.00	$1,020.50	0.90%	$ 3.15

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 127 days in the most recent fiscal period divided by 366 days in the current year.

**	5% return before expenses
(A)	Inception date

Investment Advisor:
Systelligence, LLC
7760 France Avenue S
Bloomington, Minnesota 55435

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.    CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $72,000 for 2016 and $0 for 2015.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2015.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,000 for 2016 and $0 for 2015.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2016 and $0 for 2015.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the E-Valuator Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)    NA

(c)    0%

(d)    NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2016 and $0 for 2015.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: December 5, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: December 5, 2016

* Print the name and title of each signing officer under his or her signature.